SCHEDULE OF WARRANTY LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Guarantees and Product Warranties [Abstract]
As of January 1,	$ 17	$ 22	$ 22
Additional accrual	16	21	29
Utilized	(16)	(21)	(29)
As of December 31,	$ 17	$ 22	$ 22